Financial risk management and fair values - Currency risk - Sensitivity analysis (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Other currencies
Disclosure of nature and extent of risks arising from financial instruments
Decrease in current year losses due to reasonably possible decrease in designated risk component	¥ 1,000
Currency risk | United States Dollars
Disclosure of nature and extent of risks arising from financial instruments
Increase in foreign exchange rates	1.00%	1.00%
Decrease in foreign exchange rates	(1.00%)	(1.00%)
Increase in current year losses due to reasonably possible increase in designated risk component	¥ 4,324
Decrease in current year losses due to reasonably possible decrease in designated risk component	¥ (4,324)
Increase in accumulated losses due to reasonably possible increase in designated risk component		¥ 4,744
Decrease in accumulated losses due to reasonably possible decrease in designated risk component		¥ (4,744)
Currency risk | Euros
Disclosure of nature and extent of risks arising from financial instruments
Increase in foreign exchange rates	1.00%	1.00%
Decrease in foreign exchange rates	(1.00%)	(1.00%)
Increase in current year losses due to reasonably possible increase in designated risk component	¥ 19
Decrease in current year losses due to reasonably possible decrease in designated risk component	¥ (19)
Increase in accumulated losses due to reasonably possible increase in designated risk component		¥ (28)
Decrease in accumulated losses due to reasonably possible decrease in designated risk component		¥ 28
Currency risk | Hong Kong Dollars
Disclosure of nature and extent of risks arising from financial instruments
Increase in foreign exchange rates	1.00%	1.00%
Decrease in foreign exchange rates	(1.00%)	(1.00%)
Increase in current year losses due to reasonably possible increase in designated risk component	¥ 89
Decrease in current year losses due to reasonably possible decrease in designated risk component	¥ (89)
Increase in accumulated losses due to reasonably possible increase in designated risk component		¥ 65
Decrease in accumulated losses due to reasonably possible decrease in designated risk component		¥ (65)
Currency risk | Renminbi
Disclosure of nature and extent of risks arising from financial instruments
Increase in foreign exchange rates	1.00%	1.00%
Decrease in foreign exchange rates	(1.00%)	(1.00%)
Increase in current year losses due to reasonably possible increase in designated risk component	¥ 20
Decrease in current year losses due to reasonably possible decrease in designated risk component	¥ (20)
Increase in accumulated losses due to reasonably possible increase in designated risk component		¥ (16)
Decrease in accumulated losses due to reasonably possible decrease in designated risk component		¥ 16
Currency risk | Other currencies
Disclosure of nature and extent of risks arising from financial instruments
Increase in foreign exchange rates	1.00%	1.00%
Decrease in foreign exchange rates	(1.00%)	(1.00%)